SCUDDER
                                                                     INVESTMENTS

Kemper Equity
Funds/Growth Style

Kemper Growth Fund


Supplement to Prospectus Dated
February 1, 2001
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The following information replaces the current disclosure for Kemper Growth Fund in "The portfolio managers" section of the prospectus:

Kemper Growth Fund

Gary A. Langbaum
Co-Lead Portfolio Manager
  o  Began investment career in 1970
  o  Joined the advisor in 1988
  o  Joined the fund team in 2001

Jesse Stuart
Co-Lead Portfolio Manager
  o  Began investment career in 1996
  o  Joined the advisor in 1996
  o  Joined the fund team in 2001


May 29, 2001